Derivatives and Hedging Instruments - Derivative Fair Values (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Currency Exposure, Number of Functional Currencies	50
Maximum Period For Cash Flow Hedging Activity	15
AOCI balance related to gain (loss) of derivative instruments, net of tax	$ 0	$ 5
Interest Rate Swap Beginning Notional	560
Interest Rate Swap Ending Notional	341
Derivative Assets, Fair Value	6	9
Derivative Liabilities, Fair Value	12	3
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	6	7
Derivative Liabilities, Fair Value	9	2
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	0	2
Derivative Liabilities, Fair Value	3	1
Foreign Exchange Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
AOCI balance related to gain (loss) of derivative instruments, net of tax	5
Foreign Exchange Forward Contracts [Member] | Designated as Hedging Instrument [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Notional Amount	166	96
Derivative Assets, Fair Value	6	7
Foreign Exchange Forward Contracts [Member] | Designated as Hedging Instrument [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Notional Amount	58	105
Derivative Liabilities, Fair Value	0	2
Foreign Exchange Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Notional Amount	114	79
Derivative Assets, Fair Value	0	2
Foreign Exchange Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Notional Amount	148	70
Derivative Liabilities, Fair Value	3	1
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
AOCI balance related to gain (loss) of derivative instruments, net of tax	(5)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Notional Amount	0
Derivative Assets, Fair Value	0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Notional Amount	560
Derivative Liabilities, Fair Value	$ 9